Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

13.           Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	74,321	11,499
Advances from customers(i)	50,662	7,838
Business tax and other taxes	1,647	255
Unrecognized tax benefit and related interest and penalties (Note 16)	7,519	1,163
Accrued expenses	359,674	55,647
Other	91	14
	493,914	76,416

(i)                  The advances from customers are attributable to cash received for purchasing of corn seeds.